Derivative Instruments and Hedging Activities - Summary of Unrealized Gain Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Derivatives designated as hedging instruments:
Total	$ 208	$ (405)